Income Taxes - Additional Information Regarding Examinations (Detail) - USD ($) $ in Billions		12 Months Ended
	Sep. 26, 2023	Jun. 30, 2026
Internal Revenue Service (IRS)
Income Tax Examination [Line Items]
Tax years under audit	2004 2005 2006 2007 2008 2009 2010 2011 2012 2013
Tax years subject to examination		2014 2015 2016 2017
Settlement payments including tax and interest	$ 28.9
Ireland
Income Tax Examination [Line Items]
Tax years subject to examination		2021 2022 2023 2024 2025